Other financial assets, Non-current (Details Narrative) (Parenthetical)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Security deposits, non-current, remaining contractual term	1 year	6 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Security deposits, non-current, remaining contractual term	7 years	8 years